Cover	Nov. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2023
Entity File Number	000-56457
Entity Registrant Name	LIVENTO GROUP, INC.
Entity Central Index Key	0001593549
Entity Tax Identification Number	46-3999052
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	17912 Cowan
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(980)
Local Phone Number	432-8241
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	NUGN